ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Summary Of Changes In Asset Retirement Obligations

Six Months Ended June 30, 2017
(in thousands)
Balance, beginning of year	$61,504
Liabilities incurred	584
Liabilities assumed with acquired producing properties	89
Liabilities settled	(977)
Revisions to estimates	(583)
Accretion expense	1,052

Balance, June 30, 2017	61,669
Less: Current portion	1,006

Long-term portion	$60,663

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of year	$61,220	$62,872	$56,023
Liabilities incurred	1,438	1,988	1,129
Liabilities assumed with acquired producing properties	—	—	3,002
Liabilities settled	(2,125)	(1,794)	(3,942)
Liabilities transferred in sales of properties	(3,036)	(3,149)	(1,886)
Revisions to estimates	1,833	(773)	6,348
Accretion expense	2,174	2,076	2,198

Balance, end of year	61,504	61,220	62,872
Less: Current portion	376	729	1,136

Long-term portion	$61,128	$60,491	$61,736